Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 2,846	$ 2,569	$ 6,286	$ 5,010	$ 10,300	$ 8,987	$ 7,873
Other comprehensive income:
Unrealized holding gains (losses) arising during the period on available-for-sale securities	425	(650)	1,633	(271)	(544)	663	(7,589)
Amortization of unrealized losses on held-to-maturity securities	152	160	292	423	767	703	(68)
Reclassification adjustment for net gains included in net income	(473)	(2)	(893)	(370)	(370)	(986)	(500)
Total other comprehensive income (loss)	104	(492)	1,032	(218)	(147)	380	(8,157)
Tax effect	(42)	188	(393)	84	57	(55)	2,993
Other comprehensive income (loss), net of tax	62	(304)	639	(134)	(90)	325	(5,164)
Comprehensive income	$ 2,908	$ 2,265	$ 6,925	$ 4,876	$ 10,210	$ 9,312	$ 2,709